VVIF Small Company Growth Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s
Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)
Communication Services (3.4%)
*	Pinterest Inc. Class A	787,641	12,161
	Cinemark Holdings Inc.	801,604	8,168
*	Zynga Inc.	573,281	3,927
	National CineMedia Inc.	1,131,080	3,687
*	Cargurus Inc.	178,394	3,379
*	Boingo Wireless Inc.	293,061	3,109
*	EverQuote Inc. Class A	96,194	2,525
*	TechTarget Inc.	116,776	2,407
*,^	Match Group Inc.	33,339	2,202
*	Glu Mobile Inc.	264,226	1,662
*	Bandwidth Inc. Class A	20,316	1,367
	New York Times Co. Class A	31,654	972
*	Liberty TripAdvisor Holdings Inc. Class A	434,373	782
*,^	Gogo Inc.	144,597	307
*	Cardlytics Inc.	5,901	206
	Meredith Corp.	15,814	193
			47,054
Consumer Discretionary (12.3%)
*	Skechers U.S.A. Inc.	830,631	19,719
*	Sally Beauty Holdings Inc.	1,977,370	15,977
	Hanesbrands Inc.	2,012,404	15,838
*	frontdoor Inc.	380,437	13,232
	Carter's Inc.	137,772	9,056
	Shutterstock Inc.	267,173	8,592
	Polaris Inc.	159,090	7,660
*	NVR Inc.	2,661	6,836
	Domino's Pizza Inc.	17,707	5,738
*	Planet Fitness Inc. Class A	111,767	5,443
	Wingstop Inc.	65,680	5,235
*	Fox Factory Holding Corp.	116,701	4,901
*	Grand Canyon Education Inc.	59,574	4,545
*	Etsy Inc.	105,374	4,051
	Rent-A-Center Inc.	237,909	3,364
*	TopBuild Corp.	44,570	3,193
	H&R Block Inc.	220,376	3,103
	Lithia Motors Inc. Class A	34,128	2,791
	PulteGroup Inc.	122,120	2,726
*	Rh	25,059	2,518
	Gentex Corp.	97,163	2,153
*	SeaWorld Entertainment Inc.	181,425	1,999
*	Murphy USA Inc.	22,529	1,901
*	Everi Holdings Inc.	526,607	1,738
*	Taylor Morrison Home Corp.	149,117	1,640

*	Perdoceo Education Corp.	138,465	1,494
	Papa John's International Inc.	27,244	1,454
*	Gentherm Inc.	45,602	1,432
*	1-800-Flowers.com Inc. Class A	99,948	1,322
	Kontoor Brands Inc.	65,940	1,264
*	Burlington Stores Inc.	7,802	1,236
*	Rubicon Project Inc.	207,214	1,150
	Dine Brands Global Inc.	37,308	1,070
	Aaron's Inc.	36,499	831
*	K12 Inc.	42,353	799
*	Skyline Champion Corp.	45,324	711
	Core-Mark Holding Co. Inc.	16,239	464
*	Denny's Corp.	54,547	419
*	Asbury Automotive Group Inc.	7,195	397
*	Zumiez Inc.	22,632	392
*	Stoneridge Inc.	21,238	356
*	Mattel Inc.	40,090	353
*	Boot Barn Holdings Inc.	23,163	300
*	Conn's Inc.	59,774	250
	Wolverine World Wide Inc.	15,440	235
*	Funko Inc. Class A	34,162	136
			170,014
Consumer Staples (1.3%)
	John B Sanfilippo & Son Inc.	59,760	5,343
	Coca-Cola Consolidated Inc.	22,006	4,589
	Casey's General Stores Inc.	22,352	2,961
*	elf Beauty Inc.	129,419	1,273
^	B&G Foods Inc.	50,350	911
*	TreeHouse Foods Inc.	15,580	688
	Medifast Inc.	9,605	600
*	Pilgrim's Pride Corp.	28,071	509
*	USANA Health Sciences Inc.	7,590	438
			17,312
Energy (0.2%)
*	Dorian LPG Ltd.	157,301	1,370
*	W&T Offshore Inc.	251,508	427
^	DMC Global Inc	15,374	354
*	CONSOL Energy Inc.	46,768	173
			2,324
Financials (3.7%)
	LPL Financial Holdings Inc.	203,847	11,095
	Primerica Inc.	59,857	5,296
	WisdomTree Investments Inc.	1,770,332	4,125
	Bank OZK	186,214	3,110
	Walker & Dunlop Inc.	68,011	2,739
	Lazard Ltd. Class A	115,112	2,712
	CIT Group Inc.	153,329	2,647
	OneMain Holdings Inc	123,821	2,368
*,^	Benefytt Technologies Inc. Class A	77,402	1,733
*	Palomar Holdings Inc.	28,015	1,629
	Virtus Investment Partners Inc.	19,798	1,507
	MarketAxess Holdings Inc.	4,497	1,496
*	Enova International Inc.	97,531	1,413
	Voya Financial Inc.	34,729	1,408
	Artisan Partners Asset Management Inc. Class A	61,283	1,317
	National General Holdings Corp.	61,956	1,025

	Universal Insurance Holdings Inc.	51,576	924
	Curo Group Holdings Corp.	148,755	788
	Cowen Inc.	75,327	728
	Brightsphere Investment Group Inc.	104,544	668
	Bank of NT Butterfield & Son Ltd.	38,555	657
*	NMI Holdings Inc. Class A	46,765	543
*	Mr Cooper Group Inc.	59,219	434
	Piper Sandler Cos.	6,883	348
	Erie Indemnity Co. Class A	2,254	334
			51,044
Health Care (24.8%)
	STERIS plc	154,315	21,599
*	BioTelemetry Inc.	430,925	16,595
*	Quidel Corp.	156,361	15,294
*	Merit Medical Systems Inc.	440,083	13,753
*	Syneos Health Inc.	303,509	11,964
*	MEDNAX Inc.	867,742	10,101
	Chemed Corp.	18,428	7,983
*	Integra LifeSciences Holdings Corp.	161,205	7,201
*	Novocure Ltd.	103,301	6,956
*	Immunomedics Inc.	511,024	6,889
*	Charles River Laboratories International Inc.	51,992	6,562
*	Deciphera Pharmaceuticals Inc.	157,667	6,491
*	PRA Health Sciences Inc.	77,492	6,435
*	Agios Pharmaceuticals Inc.	172,989	6,138
*	DexCom Inc.	22,583	6,081
*	Haemonetics Corp.	60,799	6,059
*	Axogen Inc.	575,933	5,990
	Bruker Corp.	158,427	5,681
	Encompass Health Corp.	88,293	5,653
*	ABIOMED Inc.	38,519	5,591
*	Revance Therapeutics Inc.	364,318	5,392
*	Neurocrine Biosciences Inc.	61,809	5,350
*	Veeva Systems Inc. Class A	33,078	5,172
*	Exact Sciences Corp.	83,653	4,852
*	Ironwood Pharmaceuticals Inc.	476,954	4,812
*	Medpace Holdings Inc.	63,761	4,679
*	Kodiak Sciences Inc.	97,315	4,642
*	Heron Therapeutics Inc.	376,744	4,423
*	Integer Holdings Corp.	68,105	4,281
*	Nevro Corp.	41,811	4,180
*,^	Viking Therapeutics Inc.	816,143	3,820
*	Masimo Corp.	21,437	3,797
*	Puma Biotechnology Inc.	441,727	3,728
*	Mettler-Toledo International Inc.	5,291	3,653
*	HealthEquity Inc.	72,040	3,644
*,^	Esperion Therapeutics Inc.	114,330	3,605
	Hill-Rom Holdings Inc.	34,040	3,424
*	STAAR Surgical Co.	105,032	3,388
*	Avantor Inc.	266,566	3,329
*	Halozyme Therapeutics Inc.	184,698	3,323
	Cooper Cos. Inc.	12,002	3,309
*	Tenet Healthcare Corp.	228,036	3,284
*	Retrophin Inc.	218,557	3,189
*	CorVel Corp.	57,375	3,127
*	Molina Healthcare Inc.	19,674	2,749
*	Voyager Therapeutics Inc.	264,167	2,417

*	IQVIA Holdings Inc.	22,260	2,401
*	Ionis Pharmaceuticals Inc.	49,006	2,317
*	ImmunoGen Inc.	645,564	2,201
*	DBV Technologies SA ADR	551,354	2,161
*	Natera Inc.	71,731	2,142
*	Alkermes plc	145,887	2,104
*,^	Precigen Inc.	612,543	2,083
*	NuVasive Inc.	40,268	2,040
*	Spectrum Pharmaceuticals Inc.	858,877	2,001
*	Enanta Pharmaceuticals Inc.	37,745	1,941
*	Horizon Therapeutics plc	65,347	1,936
*	Arrowhead Pharmaceuticals Inc.	64,882	1,867
	Mesa Laboratories Inc.	8,111	1,834
*	Biohaven Pharmaceutical Holding Co. Ltd.	53,815	1,831
*	Change Healthcare Inc.	179,856	1,797
*	Vanda Pharmaceuticals Inc.	162,991	1,689
	PerkinElmer Inc.	20,711	1,559
*	Inovalon Holdings Inc. Class A	84,043	1,400
*	Surmodics Inc.	41,525	1,384
*	Seattle Genetics Inc.	11,887	1,372
*	Silk Road Medical Inc.	42,003	1,322
*	Catalent Inc.	23,722	1,232
*,^	Eidos Therapeutics Inc.	25,079	1,229
*	Align Technology Inc.	6,677	1,161
*	Lantheus Holdings Inc.	88,795	1,133
*	Iovance Biotherapeutics Inc.	37,478	1,122
*	MacroGenics Inc.	183,847	1,070
*	ACADIA Pharmaceuticals Inc.	22,302	942
*	Epizyme Inc.	59,418	922
	US Physical Therapy Inc.	13,305	918
*	Fluidigm Corp.	329,894	838
	Phibro Animal Health Corp. Class A	32,100	776
*	Precision BioSciences Inc.	118,241	713
*	Veracyte Inc.	28,481	692
*	HMS Holdings Corp.	25,170	636
	Luminex Corp.	21,539	593
*	Pieris Pharmaceuticals Inc.	243,036	554
	LeMaitre Vascular Inc.	21,942	547
*	Jounce Therapeutics Inc.	113,608	540
*	Apellis Pharmaceuticals Inc.	19,358	519
*	Natus Medical Inc.	20,851	482
*	Myriad Genetics Inc.	30,657	439
*	Akorn Inc.	773,249	434
*	Pennant Group Inc.	30,580	433
*	Catalyst Pharmaceuticals Inc.	105,854	408
*	Recro Pharma Inc.	49,143	401
	Atrion Corp.	615	400
*	ICU Medical Inc.	1,975	398
*,^	Clovis Oncology Inc.	56,720	361
*	Radius Health Inc.	27,422	356
*	Assertio Therapeutics Inc.	528,241	343
*	Acorda Therapeutics Inc.	367,609	343
*	Endologix Inc.	462,140	319
*	Bioxcel Therapeutics Inc.	13,808	309
*	Collegium Pharmaceutical Inc.	18,849	308
*	Cyclerion Therapeutics Inc.	37,118	98

341,936

Industrials (19.6%)
*	TriNet Group Inc.	510,322	19,219
*	Clean Harbors Inc.	293,464	15,066
	ABM Industries Inc.	569,395	13,870
*	Sensata Technologies Holding plc	476,418	13,783
	Ritchie Bros Auctioneers Inc. (XNYS)	387,600	13,248
	Tennant Co.	205,399	11,903
	John Bean Technologies Corp.	153,139	11,374
*	Kirby Corp.	249,039	10,826
*	Middleby Corp.	183,156	10,418
	CH Robinson Worldwide Inc.	133,805	8,858
	Matson Inc.	266,025	8,146
*,^	Cimpress plc	150,452	8,004
	Heartland Express Inc.	376,868	6,998
	Huntington Ingalls Industries Inc.	34,715	6,325
	Allison Transmission Holdings Inc.	178,897	5,834
	Forward Air Corp.	110,591	5,601
	Armstrong World Industries Inc.	69,316	5,505
	Woodward Inc.	89,668	5,330
	EMCOR Group Inc.	82,127	5,036
	Landstar System Inc.	50,560	4,847
	Allegion plc	52,145	4,798
	Kennametal Inc.	250,672	4,667
*	Aerojet Rocketdyne Holdings Inc.	102,083	4,270
*	MasTec Inc.	129,053	4,224
	Fortune Brands Home & Security Inc.	93,295	4,035
	Kforce Inc.	155,456	3,975
	Acuity Brands Inc.	42,780	3,665
*	Builders FirstSource Inc.	279,782	3,422
*	Atkore International Group Inc.	157,636	3,321
*	GMS Inc.	199,252	3,134
	Spirit AeroSystems Holdings Inc. Class A	114,650	2,744
*	Foundation Building Materials Inc.	252,701	2,600
	Albany International Corp.	51,183	2,422
	Korn Ferry	98,708	2,401
*	Great Lakes Dredge & Dock Corp.	286,874	2,381
	Tetra Tech Inc.	28,174	1,990
*	HD Supply Holdings Inc.	69,222	1,968
	Steelcase Inc. Class A	188,058	1,856
	MSA Safety Inc.	15,951	1,614
	Covanta Holding Corp.	178,664	1,528
	Hubbell Inc.	13,282	1,524
*	JetBlue Airways Corp.	162,646	1,456
*	American Woodmark Corp.	29,958	1,365
	McGrath RentCorp	24,904	1,304
	Terex Corp.	84,742	1,217
	Mueller Industries Inc.	50,373	1,206
	BWX Technologies Inc.	24,199	1,179
	Robert Half International Inc.	30,177	1,139
	Triumph Group Inc.	142,522	963
	Brady Corp. Class A	19,024	859
*	FTI Consulting Inc.	6,983	836
	Barrett Business Services Inc.	20,901	828
	Kimball International Inc. Class B	64,327	766
	Graco Inc.	14,031	684
	Alaska Air Group Inc.	21,214	604
	Universal Forest Products Inc.	14,397	535

* Astronics Corp.	57,036	524
Kaman Corp.	12,836	494
Allegiant Travel Co.	5,460	447
IDEX Corp.	2,911	402
Hillenbrand Inc.	18,733	358
* Echo Global Logistics Inc.	20,938	358
National Presto Industries Inc.	4,939	350
* SPX Corp.	9,778	319
* Herc Holdings Inc.	12,594	258
Knoll Inc.	16,155	167
Deluxe Corp.	3,967	103
* TrueBlue Inc.	1,906	24
		271,475
Information Technology (26.0%)
J2 Global Inc.	313,436	23,461
LogMeIn Inc.	237,749	19,800
* SolarWinds Corp.	993,877	15,574
* ON Semiconductor Corp.	1,135,223	14,122
* 2U Inc.	563,788	11,964
Belden Inc.	315,950	11,399
* Proofpoint Inc.	100,306	10,290
SS&C Technologies Holdings Inc.	228,530	10,014
* Nuance Communications Inc.	518,087	8,694
* Pluralsight Inc. Class A	776,779	8,529
Booz Allen Hamilton Holding Corp.	123,750	8,494
* Paycom Software Inc.	41,439	8,371
* Fair Isaac Corp.	26,635	8,195
* Trimble Inc.	246,180	7,836
* Five9 Inc.	94,838	7,251
* FireEye Inc.	676,906	7,162
* Cornerstone OnDemand Inc.	224,968	7,143
* Gartner Inc.	61,860	6,159
* New Relic Inc.	128,342	5,935
* Euronet Worldwide Inc.	62,877	5,390
MAXIMUS Inc.	92,411	5,378
* Lattice Semiconductor Corp.	301,108	5,366
* Fortinet Inc.	51,630	5,223
* Verint Systems Inc.	119,332	5,131
* Cadence Design Systems Inc.	76,917	5,080
* Atlassian Corp. plc Class A	35,693	4,899
Switch Inc.	335,440	4,840
* Teradata Corp.	233,523	4,785
CDK Global Inc.	141,485	4,648
* Workiva Inc.	139,082	4,497
* Manhattan Associates Inc.	88,889	4,428
* Wix.com Ltd.	43,467	4,382
CDW Corp.	44,070	4,110
* Alteryx Inc. Class A	41,001	3,902
Jabil Inc.	155,570	3,824
* RingCentral Inc. Class A	17,480	3,704
* EPAM Systems Inc.	19,212	3,567
Perspecta Inc.	192,727	3,515
* Zebra Technologies Corp.	18,639	3,422
* Diodes Inc.	83,128	3,378
* Trade Desk Inc. Class A	17,237	3,327
* Anaplan Inc.	109,272	3,307
* Paylocity Holding Corp.	37,392	3,302

*	Cardtronics plc Class A	148,691	3,111
*,^	Enphase Energy Inc.	93,267	3,012
*	Ceridian HCM Holding Inc.	57,920	2,900
*	Cirrus Logic Inc.	41,396	2,717
*	Box Inc.	190,790	2,679
	TTEC Holdings Inc.	70,278	2,581
*	Synaptics Inc.	44,571	2,579
*	ChannelAdvisor Corp.	342,626	2,487
*	eGain Corp.	257,311	1,886
*	Itron Inc.	33,356	1,862
*	NCR Corp.	104,270	1,846
*	SPS Commerce Inc.	38,739	1,802
*	Unisys Corp.	143,830	1,776
*	Inphi Corp.	21,672	1,716
	CSG Systems International Inc.	40,732	1,705
	CoreLogic Inc.	47,264	1,443
*	OSI Systems Inc.	20,222	1,394
	Sabre Corp.	233,228	1,383
*	Cerence Inc.	83,218	1,282
*	Model N Inc.	48,881	1,086
	Teradyne Inc.	19,292	1,045
*	SunPower Corp. Class A	178,615	906
*,^	Paysign Inc.	174,003	898
*	Extreme Networks Inc.	260,876	806
*	Okta Inc.	6,522	797
*	Avid Technology Inc.	114,851	773
*	FormFactor Inc.	36,541	734
*	Domo Inc.	67,691	673
*	Diebold Nixdorf Inc.	183,692	647
*	DocuSign Inc. Class A	6,398	591
*	Perficient Inc.	20,799	563
*	Virtusa Corp.	19,760	561
*	A10 Networks Inc.	85,805	533
*	Digital Turbine Inc.	122,197	527
*	Endurance International Group Holdings Inc.	259,036	500
*	MicroStrategy Inc.	3,950	466
	Jack Henry & Associates Inc.	2,983	463
*	MobileIron Inc.	121,522	462
*	Tyler Technologies Inc.	1,349	400
*	ePlus Inc.	6,264	392
*	PagerDuty Inc.	21,346	369
*	Insight Enterprises Inc.	8,650	364
*,^	GTT Communications Inc.	44,847	357
	Xperi Corp.	22,959	319
*	PFSweb Inc.	73,268	220
*	PAR Technology Corp.	16,873	217
*	DSP Group Inc.	15,480	207
			359,835
Materials (2.0%)
*	Element Solutions Inc.	545,827	4,563
	Scotts Miracle -Gro Co.	41,025	4,201
	Graphic Packaging Holding Co.	310,133	3,784
	Myers Industries Inc.	218,361	2,347
*	Axalta Coating Systems Ltd.	135,518	2,340
	Royal Gold Inc.	23,274	2,041
	Boise Cascade Co.	78,016	1,855
	Sealed Air Corp.	43,728	1,081

*	Verso Corp.			90,033	1,016
	Huntsman Corp.			65,930	951
	Avery Dennison Corp.			8,259	841
*	Koppers Holdings Inc.			59,084	731
*	Kraton Corp.			57,610	467
*	Summit Materials Inc. Class A			29,379	441
	Packaging Corp. of America			4,558	396
	PolyOne Corp.			5,695	108
					27,163
Other (0.0%)
*,§ NuPathe Inc. CVR				345,900	—

Real Estate (1.9%)
	GEO Group Inc.			369,538	4,494
	EastGroup Properties Inc.			33,623	3,513
	National Health Investors Inc.			70,158	3,474
	Hannon Armstrong Sustainable Infrastructure Capital Inc.			146,571	2,991
	PS Business Parks Inc.			21,822	2,957
	Universal Health Realty Income Trust			20,778	2,095
	American Finance Trust Inc.			214,463	1,340
	Kennedy-Wilson Holdings Inc.			96,402	1,294
	iStar Inc.			100,358	1,065
	Equity LifeStyle Properties Inc.			9,715	558
^	Tanger Factory Outlet Centers Inc.			107,354	537
	American Homes 4 Rent Class A			23,089	536
	Alexander's Inc.			1,907	526
	Colony Capital Inc.			205,078	359
^	Pennsylvania REIT			198,471	181
					25,920
Utilities (0.3%)
	NRG Energy Inc.			132,165	3,603
	American States Water Co.			7,797	637
	South Jersey Industries Inc.			15,381	385
					4,625
Total Common Stocks (Cost $1,794,831)					1,318,702
		Coupon
Temporary Cash Investments (4.6%)
Money Market Fund (4.4%)
1,2 Vanguard Market Liquidity Fund		0.943%		606,789	60,606

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
3	United States Treasury Bill	1.516%	4/9/20	200	200
3	United States Treasury Bill	1.543%	4/16/20	1,520	1,520
3	United States Treasury Bill	1.527%	4/30/20	1,700	1,700
					3,420
Total Temporary Cash Investments (Cost $64,085)					64,026
Total Investments (100.1%) (Cost $1,858,916)					1,382,728
Other Assets and Liabilities -Net (-0.1%)2,3					(1,380)
Net Assets (100%)					1,381,348
Cost rounded to $000.

* Non-income-producing security

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,540,000.
§ Security value determined using significant unobservable inputs.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $15,948,000 was received for securities on loan.
3 Securities with a value of $3,420,000 and cash of $1,658,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	764	43,838	5,020

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000 )
Investments
Assets
Common Stocks	1,318,702	—	—	1,318,702
Temporary Cash Investments	60,606	3,420	—	64,026
Total	1,379,308	3,420	—	1,382,728
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	224	—	—	224
1 Represents variation margin on the last day of the reporting period.